SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Variable Interest Entities) (Details) (Absaloka Mine, Variable Interest Entity, Primary Beneficiary [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	50.00%
Decrease to other liabilities due to cessation of operations	$ 19.1
Decrease to noncontrolling interest due to cessation of operations	$ 18.1
Subsequent Event
Variable Interest Entity [Line Items]
Variable Interest Entity, Ownership Percentage	100.00%